Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2021
Trade and other receivables, deposits and prepayments
Trade and other receivables, deposits and prepayments

16          Trade and other receivables, deposits and prepayments

	2020	2021
	RMB’000	RMB’000
Trade receivables	14,324	7,772
Other receivables	53,566	1,550
Deposits	58,212	15,204
Prepayments	35,811	31,471
Advances to employees	2,976	41
	150,565	48,266
Less: Non-current portion
Prepayments and deposits	(51,850)	(16,574)
Current portion	98,715	31,692

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and are neither past due or impaired.

The maximum exposure to credit risk as at 31 December 2020 and 2021 is the carrying value of each class of receivable mentioned above. As at 31 December 2020, other receivables balance included consideration receivable related to disposal of subsidiaries amounted to RMB41,000,000, see details in Note 30(e).